Losses and Loss Adjustment Expenses - Loss Triangles (Details) $ in Thousands	Dec. 31, 2020 USD ($) claim	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	$ 7,587,170
Run-off | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,687,272
Run-off | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,732,445
Run-off | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	732,268
Run-off | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	833,085
Run-off | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	130,309
Legacy Underwriting | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	112,244
IBNR losses and loss expenses, net of reinsurance	$ 11,589
Cumulative Number of Claims | claim	1,129
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 88,611
Liabilities for unpaid losses and allocated LAE, net of reinsurance	23,633
Legacy Underwriting | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	967,951
IBNR losses and loss expenses, net of reinsurance	$ 232,433
Cumulative Number of Claims | claim	39,628
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 636,797
Liabilities for unpaid losses and allocated LAE, net of reinsurance	331,154
Legacy Underwriting | Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	974,161
IBNR losses and loss expenses, net of reinsurance	$ 132,482
Cumulative Number of Claims | claim	54,037
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 722,051
Liabilities for unpaid losses and allocated LAE, net of reinsurance	252,110
Legacy Underwriting | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,139,045
IBNR losses and loss expenses, net of reinsurance	$ 81,459
Cumulative Number of Claims | claim	71,266
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 916,497
Liabilities for unpaid losses and allocated LAE, net of reinsurance	222,548
Legacy Underwriting | Aerospace
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	533,320
IBNR losses and loss expenses, net of reinsurance	$ 18,240
Cumulative Number of Claims | claim	25,624
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 472,980
Liabilities for unpaid losses and allocated LAE, net of reinsurance	60,340
Legacy Underwriting | Accident Year - 2010 and Prior | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0	0	0	0	0
Legacy Underwriting | Accident Year - 2010 and Prior | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	102,661	102,317	102,539	101,801	101,444	101,217	100,449
IBNR losses and loss expenses, net of reinsurance	$ 19
Cumulative Number of Claims | claim	4,322
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 101,886	101,813	101,783	101,712	101,326	101,181	99,643
Legacy Underwriting | Accident Year - 2010 and Prior | Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	46,828	47,213	47,175	47,287	47,194	47,336	50,395
IBNR losses and loss expenses, net of reinsurance	$ 62
Cumulative Number of Claims | claim	3,037
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 46,709	46,682	46,563	46,470	46,464	46,360	44,212
Legacy Underwriting | Accident Year - 2010 and Prior | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	190,667	189,079	188,778	187,846	187,286	188,537	190,649
IBNR losses and loss expenses, net of reinsurance	$ 13
Cumulative Number of Claims | claim	4,485
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 188,080	187,300	187,285	187,264	187,040	186,876	183,649
Legacy Underwriting | Accident Year - 2010 and Prior | Aerospace
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18,693	18,759	18,962	18,906	18,393	18,083	18,439
IBNR losses and loss expenses, net of reinsurance	$ 36
Cumulative Number of Claims | claim	622
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 18,538	18,535	18,480	18,209	17,141	16,530	15,391
Legacy Underwriting | Accident Year - 2011 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0	0	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0	0	0	0	0
Legacy Underwriting | Accident Year - 2011 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	28,027	27,859	27,703	19,103	19,681	18,740	16,244
IBNR losses and loss expenses, net of reinsurance	$ 429
Cumulative Number of Claims | claim	2,962
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 27,426	27,401	27,385	18,760	18,354	15,941	12,394
Legacy Underwriting | Accident Year - 2011 | Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	28,075	27,956	28,162	27,824	27,767	28,190	29,890
IBNR losses and loss expenses, net of reinsurance	$ 229
Cumulative Number of Claims | claim	1,966
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 27,285	27,082	27,057	26,942	26,688	25,686	24,599
Legacy Underwriting | Accident Year - 2011 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	90,406	90,259	89,918	90,018	90,328	90,272	91,712
IBNR losses and loss expenses, net of reinsurance	$ 88
Cumulative Number of Claims | claim	1,635
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 90,110	89,940	89,894	89,894	89,662	89,149	87,937
Legacy Underwriting | Accident Year - 2011 | Aerospace
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	58,299	58,677	59,578	58,084	57,653	57,226	58,748
IBNR losses and loss expenses, net of reinsurance	$ 96
Cumulative Number of Claims | claim	2,179
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 57,483	57,482	56,954	56,394	55,817	55,133	53,785
Legacy Underwriting | Accident Year - 2012 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0	0	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0	0	0	0	0
Legacy Underwriting | Accident Year - 2012 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	37,072	36,159	33,511	28,482	30,788	33,853	39,797
IBNR losses and loss expenses, net of reinsurance	$ 3,418
Cumulative Number of Claims | claim	3,521
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 32,706	32,666	32,644	23,711	22,746	20,634	13,336
Legacy Underwriting | Accident Year - 2012 | Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	48,706	49,176	51,231	50,435	51,710	52,010	48,204
IBNR losses and loss expenses, net of reinsurance	$ 307
Cumulative Number of Claims | claim	2,431
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 47,452	46,178	45,951	45,498	44,681	42,787	38,570
Legacy Underwriting | Accident Year - 2012 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	58,247	59,463	59,201	62,177	61,243	62,119	66,137
IBNR losses and loss expenses, net of reinsurance	$ 133
Cumulative Number of Claims | claim	1,516
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 58,100	58,099	55,895	55,672	54,681	52,442	48,322
Legacy Underwriting | Accident Year - 2012 | Aerospace
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	56,907	56,771	57,044	55,823	55,870	55,087	55,293
IBNR losses and loss expenses, net of reinsurance	$ 186
Cumulative Number of Claims | claim	2,375
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 55,290	55,160	54,415	53,271	51,787	49,009	45,618
Legacy Underwriting | Accident Year - 2013 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1	1	1	0	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1	1	1	0	0	0	0
Legacy Underwriting | Accident Year - 2013 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	67,638	63,323	56,145	53,493	54,282	47,304	51,458
IBNR losses and loss expenses, net of reinsurance	$ 9,044
Cumulative Number of Claims | claim	4,821
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 52,333	48,898	42,123	38,866	35,799	22,131	16,373
Legacy Underwriting | Accident Year - 2013 | Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	63,323	64,399	58,209	54,790	53,783	55,981	63,442
IBNR losses and loss expenses, net of reinsurance	$ 926
Cumulative Number of Claims | claim	2,202
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 62,037	57,539	47,698	45,575	43,027	38,880	29,436
Legacy Underwriting | Accident Year - 2013 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	61,383	61,114	62,711	64,521	65,394	65,608	78,501
IBNR losses and loss expenses, net of reinsurance	$ 152
Cumulative Number of Claims | claim	1,955
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 61,060	60,916	59,756	53,548	51,431	46,556	31,000
Legacy Underwriting | Accident Year - 2013 | Aerospace
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	78,673	76,774	77,222	74,733	70,255	69,976	71,930
IBNR losses and loss expenses, net of reinsurance	$ 297
Cumulative Number of Claims | claim	2,538
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 73,923	73,309	72,573	68,574	63,226	59,639	50,725
Legacy Underwriting | Accident Year - 2014 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9,372	9,666	9,867	10,180	11,889	11,179	10,145
IBNR losses and loss expenses, net of reinsurance	$ 500
Cumulative Number of Claims | claim	137
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 8,503	8,201	7,957	7,430	6,031	3,951	969
Legacy Underwriting | Accident Year - 2014 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	72,097	75,513	66,585	66,559	67,461	67,141	66,094
IBNR losses and loss expenses, net of reinsurance	$ 10,495
Cumulative Number of Claims | claim	4,863
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 51,949	49,571	46,654	36,802	27,043	16,141	4,318
Legacy Underwriting | Accident Year - 2014 | Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	49,676	51,062	51,642	56,049	49,449	54,370	50,959
IBNR losses and loss expenses, net of reinsurance	$ 1,003
Cumulative Number of Claims | claim	3,944
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 44,740	44,727	43,323	37,594	33,076	25,306	11,037
Legacy Underwriting | Accident Year - 2014 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	40,612	41,226	41,968	44,081	43,631	44,130	59,390
IBNR losses and loss expenses, net of reinsurance	$ 794
Cumulative Number of Claims | claim	2,125
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 39,681	37,609	36,461	34,869	31,854	18,945	5,517
Legacy Underwriting | Accident Year - 2014 | Aerospace
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	45,978	48,757	54,534	52,471	53,533	53,457	65,227
IBNR losses and loss expenses, net of reinsurance	$ 485
Cumulative Number of Claims | claim	2,867
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 43,868	43,858	43,857	40,749	38,494	31,192	17,297
Legacy Underwriting | Accident Year - 2015 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	28,768	29,757	30,742	32,567	36,078	35,735
IBNR losses and loss expenses, net of reinsurance	$ 1,870
Cumulative Number of Claims | claim	259
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 25,032	24,301	22,952	19,785	13,126	4,135
Legacy Underwriting | Accident Year - 2015 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	101,191	99,425	92,904	81,685	82,050	76,470
IBNR losses and loss expenses, net of reinsurance	$ 13,037
Cumulative Number of Claims | claim	4,323
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 75,875	69,948	50,598	36,971	21,503	6,439
Legacy Underwriting | Accident Year - 2015 | Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	80,438	83,646	81,864	80,196	70,160	70,492
IBNR losses and loss expenses, net of reinsurance	$ 1,612
Cumulative Number of Claims | claim	5,606
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 62,401	59,918	56,557	50,376	30,143	10,234
Legacy Underwriting | Accident Year - 2015 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	69,314	68,678	67,733	67,944	73,946	75,514
IBNR losses and loss expenses, net of reinsurance	$ 1,377
Cumulative Number of Claims | claim	11,435
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 62,826	62,237	61,347	52,799	25,890	8,756
Legacy Underwriting | Accident Year - 2015 | Aerospace
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	69,879	69,612	71,624	70,903	67,846	64,550
IBNR losses and loss expenses, net of reinsurance	$ 1,070
Cumulative Number of Claims | claim	2,962
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 65,630	64,811	62,522	59,342	50,844	31,417
Legacy Underwriting | Accident Year - 2016 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	36,293	38,739	37,703	35,179	40,912
IBNR losses and loss expenses, net of reinsurance	$ 2,847
Cumulative Number of Claims | claim	277
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 29,539	27,632	22,940	15,229	5,170
Legacy Underwriting | Accident Year - 2016 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	128,139	135,670	111,020	95,726	92,406
IBNR losses and loss expenses, net of reinsurance	$ 25,293
Cumulative Number of Claims | claim	3,825
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 92,223	76,175	59,074	32,864	4,206
Legacy Underwriting | Accident Year - 2016 | Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	89,309	88,023	88,459	83,187	80,830
IBNR losses and loss expenses, net of reinsurance	$ 4,150
Cumulative Number of Claims | claim	6,658
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 76,534	73,778	58,438	41,875	11,669
Legacy Underwriting | Accident Year - 2016 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	94,450	91,956	92,038	91,680	83,622
IBNR losses and loss expenses, net of reinsurance	$ 1,361
Cumulative Number of Claims | claim	14,167
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 83,577	81,904	72,244	54,188	23,803
Legacy Underwriting | Accident Year - 2016 | Aerospace
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	42,954	43,991	46,832	43,371	35,923
IBNR losses and loss expenses, net of reinsurance	$ 1,463
Cumulative Number of Claims | claim	2,925
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 37,933	37,909	35,884	30,516	11,001
Legacy Underwriting | Accident Year - 2017 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	23,320	22,900	29,931	28,188
IBNR losses and loss expenses, net of reinsurance	$ 3,888
Cumulative Number of Claims | claim	295
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 16,520	14,600	10,436	3,560
Legacy Underwriting | Accident Year - 2017 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	166,472	161,288	135,743	100,585
IBNR losses and loss expenses, net of reinsurance	$ 34,822
Cumulative Number of Claims | claim	3,899
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 114,062	87,902	41,896	7,712
Legacy Underwriting | Accident Year - 2017 | Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	162,629	166,304	158,450	125,976
IBNR losses and loss expenses, net of reinsurance	$ 7,959
Cumulative Number of Claims | claim	8,352
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 125,335	107,787	68,233	23,986
Legacy Underwriting | Accident Year - 2017 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	171,673	181,855	169,673	152,172
IBNR losses and loss expenses, net of reinsurance	$ 4,429
Cumulative Number of Claims | claim	14,553
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 146,340	137,569	96,151	34,961
Legacy Underwriting | Accident Year - 2017 | Aerospace
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	52,590	54,980	33,623	28,816
IBNR losses and loss expenses, net of reinsurance	$ 2,193
Cumulative Number of Claims | claim	3,381
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 46,134	44,582	26,857	9,000
Legacy Underwriting | Accident Year - 2018 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	14,490	14,814	15,100
IBNR losses and loss expenses, net of reinsurance	$ 2,484
Cumulative Number of Claims | claim	161
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 9,016	6,431	2,574
Legacy Underwriting | Accident Year - 2018 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	106,014	101,381	87,781
IBNR losses and loss expenses, net of reinsurance	$ 39,329
Cumulative Number of Claims | claim	2,929
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 54,000	34,762	18,747
Legacy Underwriting | Accident Year - 2018 | Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	161,831	164,042	164,461
IBNR losses and loss expenses, net of reinsurance	$ 16,444
Cumulative Number of Claims | claim	10,123
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 129,632	103,930	40,698
Legacy Underwriting | Accident Year - 2018 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	174,137	172,640	161,507
IBNR losses and loss expenses, net of reinsurance	$ 11,123
Cumulative Number of Claims | claim	11,891
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 126,763	93,275	60,944
Legacy Underwriting | Accident Year - 2018 | Aerospace
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	54,831	54,969	58,573
IBNR losses and loss expenses, net of reinsurance	$ 3,491
Cumulative Number of Claims | claim	3,390
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 43,284	39,531	24,979
Legacy Underwriting | Accident Year - 2019 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
Legacy Underwriting | Accident Year - 2019 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	59,902	42,595
IBNR losses and loss expenses, net of reinsurance	$ 23,758
Cumulative Number of Claims | claim	2,581
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 26,235	4,721
Legacy Underwriting | Accident Year - 2019 | Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	158,919	152,423
IBNR losses and loss expenses, net of reinsurance	$ 39,463
Cumulative Number of Claims | claim	7,015
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 84,414	33,196
Legacy Underwriting | Accident Year - 2019 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	117,009	116,634
IBNR losses and loss expenses, net of reinsurance	$ 22,609
Cumulative Number of Claims | claim	6,166
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 52,637	19,461
Legacy Underwriting | Accident Year - 2019 | Aerospace
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	45,784	45,401
IBNR losses and loss expenses, net of reinsurance	$ 5,148
Cumulative Number of Claims | claim	2,028
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 30,210	23,294
Legacy Underwriting | Accident Year - 2020 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
Legacy Underwriting | Accident Year - 2020 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	98,738
IBNR losses and loss expenses, net of reinsurance	$ 72,789
Cumulative Number of Claims | claim	1,582
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 8,102
Legacy Underwriting | Accident Year - 2020 | Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	84,427
IBNR losses and loss expenses, net of reinsurance	$ 60,327
Cumulative Number of Claims | claim	2,703
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 15,512
Legacy Underwriting | Accident Year - 2020 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	71,147
IBNR losses and loss expenses, net of reinsurance	$ 39,380
Cumulative Number of Claims | claim	1,338
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 7,323
Legacy Underwriting | Accident Year - 2020 | Aerospace
Liability for Claims and Claims Adjustment Expense [Line Items]
Incurred losses and allocated loss adjustment expenses, net of reinsurance	8,732
IBNR losses and loss expenses, net of reinsurance	$ 3,775
Cumulative Number of Claims | claim	357
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 687
2011 | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	597,263
Incurred losses and allocated loss adjustment expenses, net of reinsurance	229,564
IBNR losses and loss expenses, net of reinsurance	$ 17,506
Cumulative Number of Claims | claim	112,901
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 77,118
Liabilities for unpaid losses and allocated LAE, net of reinsurance	152,446
2011 | Run-off | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	125,649
2011 | Run-off | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	13,270
2011 | Run-off | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	201
2011 | Run-off | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	9,564
2011 | Run-off | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	161
2011 | Run-off | Accident Year - 2010 and Prior
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	597,263
Incurred losses and allocated loss adjustment expenses, net of reinsurance	229,458	240,808	261,234	274,136	319,423	375,227	426,777	$ 489,877	$ 589,004	$ 621,819
IBNR losses and loss expenses, net of reinsurance	$ 17,493
Cumulative Number of Claims | claim	112,837
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 77,051	56,741	31,108	19,697	27,563	19,370	24,238	90,711	98,969	58,934
2011 | Run-off | Accident Year - 2011
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	100	93	86	79	71	61	54	45	36	102
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	19
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 100	93	86	79	71	61	54	46	36	$ 27
2011 | Run-off | Accident Year - 2012
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	17	17	18	17	10	10	10	11	122
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	7
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 17	17	17	17	10	10	10	10	6
2011 | Run-off | Accident Year - 2013
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	15	15	15	15	15	15	43	23
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	16
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 15	15	15	15	15	15	11	6
2011 | Run-off | Accident Year - 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	14	15	18	3	3	3	1
IBNR losses and loss expenses, net of reinsurance	$ 2
Cumulative Number of Claims | claim	14
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 7	7	4	3	3	3	1
2011 | Run-off | Accident Year - 2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	19	24	32	(2)	(2)	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 18	11	2	(2)	(2)	(1)
2011 | Run-off | Accident Year - 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	(88)	(99)	(111)	(139)	2
IBNR losses and loss expenses, net of reinsurance	$ 7
Cumulative Number of Claims | claim	2
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ (105)	(114)	(125)	(153)	2
2011 | Run-off | Accident Year - 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	17	15	21	0
IBNR losses and loss expenses, net of reinsurance	$ 1
Cumulative Number of Claims | claim	2
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 10	6	3	0
2011 | Run-off | Accident Year - 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	8	8	7
IBNR losses and loss expenses, net of reinsurance	$ 1
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 5	4	1
2011 | Run-off | Accident Year - 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	2	0
IBNR losses and loss expenses, net of reinsurance	$ 1
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
2011 | Run-off | Accident Year - 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	2
IBNR losses and loss expenses, net of reinsurance	$ 1
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2012 | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	327,044
Incurred losses and allocated loss adjustment expenses, net of reinsurance	256,388
IBNR losses and loss expenses, net of reinsurance	$ 10,942
Cumulative Number of Claims | claim	47,815
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 213,215
Liabilities for unpaid losses and allocated LAE, net of reinsurance	43,173
2012 | Run-off | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2012 | Run-off | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	9,983
2012 | Run-off | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	276
2012 | Run-off | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	23,210
2012 | Run-off | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	7,008
2012 | Run-off | Accident Year - 2010 and Prior
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	326,229
Incurred losses and allocated loss adjustment expenses, net of reinsurance	252,318	263,472	269,004	277,778	286,660	297,081	312,510	321,295	328,419
IBNR losses and loss expenses, net of reinsurance	$ 10,889
Cumulative Number of Claims | claim	47,773
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 209,656	204,482	194,011	180,270	169,781	144,553	112,966	70,440	3,194
2012 | Run-off | Accident Year - 2011
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	1,487
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,032	1,032	1,032	1,049	1,072	1,095	1,182	1,336	1,466
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	5
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1,032	1,032	1,032	990	928	866	742	496	120
2012 | Run-off | Accident Year - 2012
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	55
Incurred losses and allocated loss adjustment expenses, net of reinsurance	167	167	167	397	406	344	363	49	81
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	6
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 167	167	167	167	167	52	49	49	$ 31
2012 | Run-off | Accident Year - 2013
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	136	136	136	421	433	427	119	946
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	5
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 136	136	136	136	136	136	119	109
2012 | Run-off | Accident Year - 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	(60)
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,068	1,146	1,195	1,300	1,552	3,108	2,991
IBNR losses and loss expenses, net of reinsurance	$ 1
Cumulative Number of Claims | claim	7
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1,053	989	864	675	459	224	67
2012 | Run-off | Accident Year - 2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	739	739	739	739	1,517	729
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	5
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 739	739	739	739	117	112
2012 | Run-off | Accident Year - 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	(485)
Incurred losses and allocated loss adjustment expenses, net of reinsurance	445	1,059	1,113	1,266	67
IBNR losses and loss expenses, net of reinsurance	$ 37
Cumulative Number of Claims | claim	2
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 98	98	98	56	3
2012 | Run-off | Accident Year - 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	100	100	167	75
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	4
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 100	100	43	13
2012 | Run-off | Accident Year - 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	(59)
Incurred losses and allocated loss adjustment expenses, net of reinsurance	74	154	0
IBNR losses and loss expenses, net of reinsurance	$ 4
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 34	30	0
2012 | Run-off | Accident Year - 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	(123)
Incurred losses and allocated loss adjustment expenses, net of reinsurance	145	274
IBNR losses and loss expenses, net of reinsurance	$ 11
Cumulative Number of Claims | claim	4
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 36	18
2012 | Run-off | Accident Year - 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	164
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	3
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 164
2013 | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	562,084
Incurred losses and allocated loss adjustment expenses, net of reinsurance	597,533
IBNR losses and loss expenses, net of reinsurance	$ 22,059
Cumulative Number of Claims | claim	83,886
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 520,791
Liabilities for unpaid losses and allocated LAE, net of reinsurance	76,742
2013 | Run-off | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	48,207
2013 | Run-off | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	16,696
2013 | Run-off | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2013 | Run-off | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2013 | Run-off | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2013 | Run-off | Accident Year - 2010 and Prior
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	320,974
Incurred losses and allocated loss adjustment expenses, net of reinsurance	314,497	313,347	326,851	340,248	356,522	361,812	354,585	349,297
IBNR losses and loss expenses, net of reinsurance	$ 16,353
Cumulative Number of Claims | claim	56,441
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 258,436	249,023	243,755	229,942	222,891	186,762	134,409	74,418
2013 | Run-off | Accident Year - 2011
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	96,929
Incurred losses and allocated loss adjustment expenses, net of reinsurance	81,616	85,919	86,403	87,913	95,848	100,243	100,482	102,288
IBNR losses and loss expenses, net of reinsurance	$ 2,700
Cumulative Number of Claims | claim	11,185
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 73,282	79,112	77,290	75,055	70,498	63,952	52,455	30,323
2013 | Run-off | Accident Year - 2012
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	131,119
Incurred losses and allocated loss adjustment expenses, net of reinsurance	105,564	108,025	107,853	110,045	114,772	118,085	121,364	127,323
IBNR losses and loss expenses, net of reinsurance	$ 1,831
Cumulative Number of Claims | claim	10,423
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 98,096	99,781	96,780	92,445	86,916	74,663	59,095	33,361
2013 | Run-off | Accident Year - 2013
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	13,062
Incurred losses and allocated loss adjustment expenses, net of reinsurance	79,174	80,091	80,036	81,732	85,791	88,920	91,634	90,739
IBNR losses and loss expenses, net of reinsurance	$ 1,073
Cumulative Number of Claims | claim	5,656
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 74,472	74,556	71,487	68,866	62,876	52,638	37,653	$ 17,022
2013 | Run-off | Accident Year - 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	16,269	16,304	16,225	16,800	3,425	3,714	4,514
IBNR losses and loss expenses, net of reinsurance	$ 55
Cumulative Number of Claims | claim	174
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 16,164	16,123	15,959	15,804	2,256	1,747	993
2013 | Run-off | Accident Year - 2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	237	250	329	982	280	265
IBNR losses and loss expenses, net of reinsurance	$ 42
Cumulative Number of Claims | claim	2
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 191	190	165	112	102	43
2013 | Run-off | Accident Year - 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	69	69	70	71	103
IBNR losses and loss expenses, net of reinsurance	$ 1
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 67	66	65	64	34
2013 | Run-off | Accident Year - 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	13	13	13	30
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 13	13	13	9
2013 | Run-off | Accident Year - 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18	17	22
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 18	17	13
2013 | Run-off | Accident Year - 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	15	13
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 15	8
2013 | Run-off | Accident Year - 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	61
IBNR losses and loss expenses, net of reinsurance	$ 4
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 37
2014 | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	445,106
Incurred losses and allocated loss adjustment expenses, net of reinsurance	565,232
IBNR losses and loss expenses, net of reinsurance	$ 37,800
Cumulative Number of Claims | claim	29,220
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 472,782
Liabilities for unpaid losses and allocated LAE, net of reinsurance	92,450
2014 | Run-off | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2014 | Run-off | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	31,610
2014 | Run-off | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,465
2014 | Run-off | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	20,942
2014 | Run-off | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	18,165
2014 | Run-off | Accident Year - 2010 and Prior
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	142,341
Incurred losses and allocated loss adjustment expenses, net of reinsurance	144,874	145,889	141,058	142,256	155,274	123,973	133,678
IBNR losses and loss expenses, net of reinsurance	$ 6,454
Cumulative Number of Claims | claim	12,014
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 127,622	121,847	120,309	118,857	103,197	82,699	36,509
2014 | Run-off | Accident Year - 2011
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	74,248
Incurred losses and allocated loss adjustment expenses, net of reinsurance	135,181	139,997	137,806	136,257	134,137	154,394	129,149
IBNR losses and loss expenses, net of reinsurance	$ 10,057
Cumulative Number of Claims | claim	6,228
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 123,364	123,335	120,155	113,701	110,575	109,675	84,031
2014 | Run-off | Accident Year - 2012
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	141,597
Incurred losses and allocated loss adjustment expenses, net of reinsurance	160,769	162,740	165,821	179,745	187,062	178,577	147,347
IBNR losses and loss expenses, net of reinsurance	$ 10,449
Cumulative Number of Claims | claim	6,393
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 133,026	133,900	130,105	130,001	120,910	90,307	47,495
2014 | Run-off | Accident Year - 2013
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	86,920
Incurred losses and allocated loss adjustment expenses, net of reinsurance	90,951	88,391	90,387	88,189	83,564	95,125	76,313
IBNR losses and loss expenses, net of reinsurance	$ 8,947
Cumulative Number of Claims | claim	3,173
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 66,225	65,625	65,073	56,941	48,223	40,817	21,752
2014 | Run-off | Accident Year - 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	7,098	6,954	6,590	7,438	14,506	9,554	13,802
IBNR losses and loss expenses, net of reinsurance	$ 1,708
Cumulative Number of Claims | claim	1,112
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 6,654	6,660	6,147	3,989	3,293	2,504	$ 1,462
2014 | Run-off | Accident Year - 2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	17,090	17,206	18,929	20,741	15,553	33,549
IBNR losses and loss expenses, net of reinsurance	$ 72
Cumulative Number of Claims | claim	183
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 13,473	13,417	13,371	11,566	4,308	1,741
2014 | Run-off | Accident Year - 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	724	771	4,594	1,108	330
IBNR losses and loss expenses, net of reinsurance	$ 89
Cumulative Number of Claims | claim	45
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 559	561	558	556	20
2014 | Run-off | Accident Year - 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	8,463	8,200	3,893	5,078
IBNR losses and loss expenses, net of reinsurance	$ 24
Cumulative Number of Claims | claim	37
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1,778	1,238	1,541	537
2014 | Run-off | Accident Year - 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	82	5	6
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	19
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 81	5	5
2014 | Run-off | Accident Year - 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	10
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
2014 | Run-off | Accident Year - 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	6
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2015 | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	1,705,544
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,255,339
IBNR losses and loss expenses, net of reinsurance	$ 117,405
Cumulative Number of Claims | claim	65,779
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 871,122
Liabilities for unpaid losses and allocated LAE, net of reinsurance	384,217
2015 | Run-off | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	1,382,732
Incurred losses and allocated loss adjustment expenses, net of reinsurance	804,591
IBNR losses and loss expenses, net of reinsurance	$ 56,533
Cumulative Number of Claims | claim	20,677
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 516,938
Liabilities for unpaid losses and allocated LAE, net of reinsurance	287,653
2015 | Run-off | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	34,704
2015 | Run-off | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	13,147
2015 | Run-off | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2015 | Run-off | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	3,880
2015 | Run-off | Accident Year - 2010 and Prior
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	1,003,949
Incurred losses and allocated loss adjustment expenses, net of reinsurance	505,379	521,598	564,502	594,466	640,324	933,328
IBNR losses and loss expenses, net of reinsurance	$ 49,461
Cumulative Number of Claims | claim	13,557
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 220,984	195,205	166,983	134,737	83,350	32,819
2015 | Run-off | Accident Year - 2010 and Prior | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	953,178
Incurred losses and allocated loss adjustment expenses, net of reinsurance	434,422	449,380	490,534	518,764	569,692	868,509
IBNR losses and loss expenses, net of reinsurance	$ 40,504
Cumulative Number of Claims | claim	8,605
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 177,205	155,329	132,025	107,906	65,008	20,630
2015 | Run-off | Accident Year - 2011
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	124,727
Incurred losses and allocated loss adjustment expenses, net of reinsurance	126,764	128,672	128,155	129,657	131,303	137,429
IBNR losses and loss expenses, net of reinsurance	$ 14,306
Cumulative Number of Claims | claim	5,587
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 105,178	98,000	86,397	71,023	55,115	33,827
2015 | Run-off | Accident Year - 2011 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	76,789
Incurred losses and allocated loss adjustment expenses, net of reinsurance	65,825	67,741	66,781	68,013	69,009	73,723
IBNR losses and loss expenses, net of reinsurance	$ 3,685
Cumulative Number of Claims | claim	1,241
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 58,420	55,595	50,470	39,635	30,462	16,032
2015 | Run-off | Accident Year - 2012
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	179,136
Incurred losses and allocated loss adjustment expenses, net of reinsurance	192,426	193,553	194,277	201,017	197,895	187,488
IBNR losses and loss expenses, net of reinsurance	$ 18,110
Cumulative Number of Claims | claim	4,885
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 168,213	158,620	142,358	119,520	94,831	52,728
2015 | Run-off | Accident Year - 2012 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	120,298
Incurred losses and allocated loss adjustment expenses, net of reinsurance	98,733	99,212	100,187	106,625	108,251	110,007
IBNR losses and loss expenses, net of reinsurance	$ 4,613
Cumulative Number of Claims | claim	1,809
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 91,332	88,369	79,367	66,092	52,851	25,103
2015 | Run-off | Accident Year - 2013
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	229,590
Incurred losses and allocated loss adjustment expenses, net of reinsurance	184,590	185,101	189,737	199,983	196,582	189,838
IBNR losses and loss expenses, net of reinsurance	$ 13,855
Cumulative Number of Claims | claim	4,699
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 164,215	159,767	145,788	120,509	89,930	46,761
2015 | Run-off | Accident Year - 2013 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	146,237
Incurred losses and allocated loss adjustment expenses, net of reinsurance	113,414	112,677	113,056	121,010	122,238	124,726
IBNR losses and loss expenses, net of reinsurance	$ 5,595
Cumulative Number of Claims | claim	2,386
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 104,265	100,890	91,559	75,065	55,675	27,737
2015 | Run-off | Accident Year - 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	144,392
Incurred losses and allocated loss adjustment expenses, net of reinsurance	147,567	152,478	137,541	142,937	137,668	143,193
IBNR losses and loss expenses, net of reinsurance	$ 7,413
Cumulative Number of Claims | claim	7,783
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 133,094	125,619	109,451	91,016	64,475	30,747
2015 | Run-off | Accident Year - 2014 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	82,141
Incurred losses and allocated loss adjustment expenses, net of reinsurance	80,307	78,948	78,389	83,095	82,038	86,852
IBNR losses and loss expenses, net of reinsurance	$ 1,513
Cumulative Number of Claims | claim	3,686
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 75,781	72,696	65,561	53,308	38,051	17,824
2015 | Run-off | Accident Year - 2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	23,750
Incurred losses and allocated loss adjustment expenses, net of reinsurance	73,256	69,465	64,974	66,152	69,322	70,276
IBNR losses and loss expenses, net of reinsurance	$ 6,959
Cumulative Number of Claims | claim	10,997
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 63,181	59,963	51,994	46,668	38,709	20,653
2015 | Run-off | Accident Year - 2015 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	4,089
Incurred losses and allocated loss adjustment expenses, net of reinsurance	11,337	11,309	12,295	13,488	12,623	18,647
IBNR losses and loss expenses, net of reinsurance	$ 557
Cumulative Number of Claims | claim	2,900
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 9,461	9,248	9,169	7,917	5,672	$ 3,034
2015 | Run-off | Accident Year - 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	12,868	14,576	13,440	13,141	14,872
IBNR losses and loss expenses, net of reinsurance	$ 2,178
Cumulative Number of Claims | claim	14,283
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 10,321	9,861	8,687	7,371	5,603
2015 | Run-off | Accident Year - 2016 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	514	536	583	955	873
IBNR losses and loss expenses, net of reinsurance	$ 52
Cumulative Number of Claims | claim	38
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 452	447	417	363	134
2015 | Run-off | Accident Year - 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	6,860	5,277	4,527	4,095
IBNR losses and loss expenses, net of reinsurance	$ 345
Cumulative Number of Claims | claim	3,534
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 5,047	4,767	3,925	2,321
2015 | Run-off | Accident Year - 2017 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	33	41	61	358
IBNR losses and loss expenses, net of reinsurance	$ 13
Cumulative Number of Claims | claim	10
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 19	18	10	2
2015 | Run-off | Accident Year - 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,805	1,889	3,055
IBNR losses and loss expenses, net of reinsurance	$ 985
Cumulative Number of Claims | claim	400
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 820	862	567
2015 | Run-off | Accident Year - 2018 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	3	5	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 2	1	0
2015 | Run-off | Accident Year - 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,873	1,838
IBNR losses and loss expenses, net of reinsurance	$ 1,831
Cumulative Number of Claims | claim	51
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 65	45
2015 | Run-off | Accident Year - 2019 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	3	1
IBNR losses and loss expenses, net of reinsurance	$ 1
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1	0
2015 | Run-off | Accident Year - 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,951
IBNR losses and loss expenses, net of reinsurance	$ 1,962
Cumulative Number of Claims | claim	3
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 4
2015 | Run-off | Accident Year - 2020 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2016 | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	1,336,710
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,394,730
IBNR losses and loss expenses, net of reinsurance	$ 310,050
Cumulative Number of Claims | claim	26,303
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 559,341
Liabilities for unpaid losses and allocated LAE, net of reinsurance	835,389
2016 | Run-off | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	465,907
Incurred losses and allocated loss adjustment expenses, net of reinsurance	394,837
IBNR losses and loss expenses, net of reinsurance	$ 21,409
Cumulative Number of Claims | claim	10,533
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 175,680
Liabilities for unpaid losses and allocated LAE, net of reinsurance	219,157
2016 | Run-off | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	3,727
2016 | Run-off | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2016 | Run-off | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	76,314
2016 | Run-off | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	465
2016 | Run-off | Accident Year - 2010 and Prior
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	1,304,938
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,361,353	1,322,161	1,321,289	1,346,575	1,316,544
IBNR losses and loss expenses, net of reinsurance	$ 305,042
Cumulative Number of Claims | claim	24,449
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 536,987	445,770	331,218	222,703	101,098
2016 | Run-off | Accident Year - 2010 and Prior | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	437,457
Incurred losses and allocated loss adjustment expenses, net of reinsurance	367,109	382,446	391,476	403,319	437,805
IBNR losses and loss expenses, net of reinsurance	$ 19,015
Cumulative Number of Claims | claim	9,452
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 155,433	127,081	90,599	65,264	35,518
2016 | Run-off | Accident Year - 2011
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	17,291
Incurred losses and allocated loss adjustment expenses, net of reinsurance	18,609	18,829	19,754	19,920	17,291
IBNR losses and loss expenses, net of reinsurance	$ 2,266
Cumulative Number of Claims | claim	861
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 13,098	9,691	8,218	6,647	2,758
2016 | Run-off | Accident Year - 2011 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	15,376
Incurred losses and allocated loss adjustment expenses, net of reinsurance	16,472	16,327	16,501	16,399	15,376
IBNR losses and loss expenses, net of reinsurance	$ 1,374
Cumulative Number of Claims | claim	469
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 12,130	8,756	7,305	5,871	2,631
2016 | Run-off | Accident Year - 2012
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	13,717
Incurred losses and allocated loss adjustment expenses, net of reinsurance	13,037	12,717	14,765	17,020	13,717
IBNR losses and loss expenses, net of reinsurance	$ 1,829
Cumulative Number of Claims | claim	809
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 8,492	7,587	6,461	5,206	2,734
2016 | Run-off | Accident Year - 2012 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	13,074
Incurred losses and allocated loss adjustment expenses, net of reinsurance	11,256	11,379	13,276	15,465	13,074
IBNR losses and loss expenses, net of reinsurance	$ 1,020
Cumulative Number of Claims | claim	612
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 8,117	7,382	6,247	5,028	2,638
2016 | Run-off | Accident Year - 2013
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	373
Incurred losses and allocated loss adjustment expenses, net of reinsurance	914	1,120	1,237	1,312	373
IBNR losses and loss expenses, net of reinsurance	$ 603
Cumulative Number of Claims | claim	127
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 301	285	278	191	145
2016 | Run-off | Accident Year - 2013 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0	0	0
2016 | Run-off | Accident Year - 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	391
Incurred losses and allocated loss adjustment expenses, net of reinsurance	817	869	1,056	1,380	391
IBNR losses and loss expenses, net of reinsurance	$ 310
Cumulative Number of Claims | claim	57
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 463	366	284	207	178
2016 | Run-off | Accident Year - 2014 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0	0	0
2016 | Run-off | Accident Year - 2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0	0	0
2016 | Run-off | Accident Year - 2015 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0	0	0
2016 | Run-off | Accident Year - 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0	0	0
2016 | Run-off | Accident Year - 2016 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0	0	$ 0
2016 | Run-off | Accident Year - 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0	0
2016 | Run-off | Accident Year - 2017 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0	0
2016 | Run-off | Accident Year - 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0
2016 | Run-off | Accident Year - 2018 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0
2016 | Run-off | Accident Year - 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
2016 | Run-off | Accident Year - 2019 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
2016 | Run-off | Accident Year - 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2016 | Run-off | Accident Year - 2020 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2017 | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	1,669,704
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,457,941
IBNR losses and loss expenses, net of reinsurance	$ 763,550
Cumulative Number of Claims | claim	31,627
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 415,687
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,042,254
2017 | Run-off | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	53,659
2017 | Run-off | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	44,551
2017 | Run-off | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	3,710
2017 | Run-off | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2017 | Run-off | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	(114)
2017 | Run-off | Accident Year - 2010 and Prior
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	1,507,609
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,349,226	1,364,113	1,351,451	1,433,301
IBNR losses and loss expenses, net of reinsurance	$ 749,197
Cumulative Number of Claims | claim	31,566
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 334,586	257,071	175,630	85,514
2017 | Run-off | Accident Year - 2011
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	40,743
Incurred losses and allocated loss adjustment expenses, net of reinsurance	26,942	27,316	25,389	29,274
IBNR losses and loss expenses, net of reinsurance	$ 5,834
Cumulative Number of Claims | claim	8
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 15,407	12,971	9,257	4,125
2017 | Run-off | Accident Year - 2012
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	43,653
Incurred losses and allocated loss adjustment expenses, net of reinsurance	28,485	29,456	31,238	35,470
IBNR losses and loss expenses, net of reinsurance	$ 3,744
Cumulative Number of Claims | claim	10
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 21,076	18,605	15,372	10,348
2017 | Run-off | Accident Year - 2013
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	35,671
Incurred losses and allocated loss adjustment expenses, net of reinsurance	29,829	24,707	28,139	30,338
IBNR losses and loss expenses, net of reinsurance	$ 1,860
Cumulative Number of Claims | claim	11
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 25,832	21,280	15,714	9,509
2017 | Run-off | Accident Year - 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	32,858
Incurred losses and allocated loss adjustment expenses, net of reinsurance	16,342	15,996	16,984	20,315
IBNR losses and loss expenses, net of reinsurance	$ 2,287
Cumulative Number of Claims | claim	20
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 12,668	11,559	8,986	6,482
2017 | Run-off | Accident Year - 2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	8,808
Incurred losses and allocated loss adjustment expenses, net of reinsurance	6,043	6,295	7,002	6,494
IBNR losses and loss expenses, net of reinsurance	$ 234
Cumulative Number of Claims | claim	8
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 5,582	4,687	3,720	1,361
2017 | Run-off | Accident Year - 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	362
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,074	919	126	(4)
IBNR losses and loss expenses, net of reinsurance	$ 394
Cumulative Number of Claims | claim	3
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 536	434	66	(56)
2017 | Run-off | Accident Year - 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0	174
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0	$ 4
2017 | Run-off | Accident Year - 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0
2017 | Run-off | Accident Year - 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
2017 | Run-off | Accident Year - 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2018 | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	2,812,443
Incurred losses and allocated loss adjustment expenses, net of reinsurance	2,669,540
IBNR losses and loss expenses, net of reinsurance	$ 387,647
Cumulative Number of Claims | claim	325,135
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1,341,680
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,327,860
2018 | Run-off | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	494,569
Incurred losses and allocated loss adjustment expenses, net of reinsurance	471,501
IBNR losses and loss expenses, net of reinsurance	$ 165,997
Cumulative Number of Claims | claim	9,804
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 148,764
Liabilities for unpaid losses and allocated LAE, net of reinsurance	322,737
2018 | Run-off | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	480,523
Incurred losses and allocated loss adjustment expenses, net of reinsurance	463,978
IBNR losses and loss expenses, net of reinsurance	$ 69,218
Cumulative Number of Claims | claim	59,087
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 235,559
Liabilities for unpaid losses and allocated LAE, net of reinsurance	228,419
2018 | Run-off | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	862,420
Incurred losses and allocated loss adjustment expenses, net of reinsurance	794,204
IBNR losses and loss expenses, net of reinsurance	$ 89,741
Cumulative Number of Claims | claim	16,116
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 533,407
Liabilities for unpaid losses and allocated LAE, net of reinsurance	260,797
2018 | Run-off | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	535,984
Incurred losses and allocated loss adjustment expenses, net of reinsurance	546,375
IBNR losses and loss expenses, net of reinsurance	$ 41,085
Cumulative Number of Claims | claim	74,587
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 214,699
Liabilities for unpaid losses and allocated LAE, net of reinsurance	331,676
2018 | Run-off | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	47,270
2018 | Run-off | Accident Year - 2010 and Prior
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	662,009
Incurred losses and allocated loss adjustment expenses, net of reinsurance	409,505	476,164	497,101
IBNR losses and loss expenses, net of reinsurance	$ 50,970
Cumulative Number of Claims | claim	223,572
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 81,554	86,132	50,515
2018 | Run-off | Accident Year - 2010 and Prior | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	131,873
Incurred losses and allocated loss adjustment expenses, net of reinsurance	131,775	129,280	122,831
IBNR losses and loss expenses, net of reinsurance	$ 39,843
Cumulative Number of Claims | claim	2,098
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 21,726	11,788	604
2018 | Run-off | Accident Year - 2010 and Prior | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	130,049
Incurred losses and allocated loss adjustment expenses, net of reinsurance	67,933	70,937	74,102
IBNR losses and loss expenses, net of reinsurance	$ 4,827
Cumulative Number of Claims | claim	47,893
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 29,840	18,817	9,164
2018 | Run-off | Accident Year - 2010 and Prior | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	43,818
Incurred losses and allocated loss adjustment expenses, net of reinsurance	33,230	30,036	31,489
IBNR losses and loss expenses, net of reinsurance	$ 2,599
Cumulative Number of Claims | claim	1,323
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 16,655	13,722	7,460
2018 | Run-off | Accident Year - 2010 and Prior | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	236,568
Incurred losses and allocated loss adjustment expenses, net of reinsurance	143,585	147,383	137,394
IBNR losses and loss expenses, net of reinsurance	$ (3,639)
Cumulative Number of Claims | claim	56,674
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 28,528	54,157	29,359
2018 | Run-off | Accident Year - 2011
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	164,556
Incurred losses and allocated loss adjustment expenses, net of reinsurance	147,796	150,388	150,408
IBNR losses and loss expenses, net of reinsurance	$ 16,240
Cumulative Number of Claims | claim	14,072
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 65,522	53,151	26,236
2018 | Run-off | Accident Year - 2011 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	29,897
Incurred losses and allocated loss adjustment expenses, net of reinsurance	27,203	29,981	28,685
IBNR losses and loss expenses, net of reinsurance	$ 9,067
Cumulative Number of Claims | claim	401
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 9,418	5,592	2,281
2018 | Run-off | Accident Year - 2011 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	18,044
Incurred losses and allocated loss adjustment expenses, net of reinsurance	15,855	16,650	16,554
IBNR losses and loss expenses, net of reinsurance	$ 151
Cumulative Number of Claims | claim	1,421
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 11,018	7,115	2,349
2018 | Run-off | Accident Year - 2011 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	48,231
Incurred losses and allocated loss adjustment expenses, net of reinsurance	36,301	37,707	38,092
IBNR losses and loss expenses, net of reinsurance	$ 2,031
Cumulative Number of Claims | claim	1,239
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 15,464	12,980	6,060
2018 | Run-off | Accident Year - 2011 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	46,512
Incurred losses and allocated loss adjustment expenses, net of reinsurance	51,600	48,884	52,553
IBNR losses and loss expenses, net of reinsurance	$ 3,185
Cumulative Number of Claims | claim	3,762
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 22,250	20,017	13,123
2018 | Run-off | Accident Year - 2012
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	232,116
Incurred losses and allocated loss adjustment expenses, net of reinsurance	225,528	224,959	224,955
IBNR losses and loss expenses, net of reinsurance	$ 29,903
Cumulative Number of Claims | claim	14,382
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 106,297	81,356	31,772
2018 | Run-off | Accident Year - 2012 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	28,749
Incurred losses and allocated loss adjustment expenses, net of reinsurance	26,833	27,676	29,181
IBNR losses and loss expenses, net of reinsurance	$ 10,597
Cumulative Number of Claims | claim	468
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 7,941	5,508	516
2018 | Run-off | Accident Year - 2012 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	37,454
Incurred losses and allocated loss adjustment expenses, net of reinsurance	29,760	29,123	33,433
IBNR losses and loss expenses, net of reinsurance	$ 3,270
Cumulative Number of Claims | claim	1,593
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 14,383	11,453	1,281
2018 | Run-off | Accident Year - 2012 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	65,427
Incurred losses and allocated loss adjustment expenses, net of reinsurance	59,276	63,786	58,006
IBNR losses and loss expenses, net of reinsurance	$ 5,862
Cumulative Number of Claims | claim	1,641
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 31,136	24,433	12,380
2018 | Run-off | Accident Year - 2012 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	57,937
Incurred losses and allocated loss adjustment expenses, net of reinsurance	74,884	69,641	70,636
IBNR losses and loss expenses, net of reinsurance	$ 4,399
Cumulative Number of Claims | claim	3,285
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 33,794	23,237	16,382
2018 | Run-off | Accident Year - 2013
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	272,732
Incurred losses and allocated loss adjustment expenses, net of reinsurance	250,013	268,237	274,377
IBNR losses and loss expenses, net of reinsurance	$ 35,175
Cumulative Number of Claims | claim	16,126
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 133,398	96,968	41,544
2018 | Run-off | Accident Year - 2013 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	38,029
Incurred losses and allocated loss adjustment expenses, net of reinsurance	35,212	38,093	38,554
IBNR losses and loss expenses, net of reinsurance	$ 13,243
Cumulative Number of Claims | claim	869
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 12,280	7,773	1,525
2018 | Run-off | Accident Year - 2013 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	43,301
Incurred losses and allocated loss adjustment expenses, net of reinsurance	46,999	46,596	56,092
IBNR losses and loss expenses, net of reinsurance	$ 4,352
Cumulative Number of Claims | claim	1,596
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 27,717	19,938	10,404
2018 | Run-off | Accident Year - 2013 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	78,456
Incurred losses and allocated loss adjustment expenses, net of reinsurance	55,345	65,012	71,276
IBNR losses and loss expenses, net of reinsurance	$ 5,744
Cumulative Number of Claims | claim	683
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 35,186	29,311	11,114
2018 | Run-off | Accident Year - 2013 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	59,457
Incurred losses and allocated loss adjustment expenses, net of reinsurance	76,291	78,933	63,284
IBNR losses and loss expenses, net of reinsurance	$ 10,543
Cumulative Number of Claims | claim	3,257
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 34,269	21,919	10,987
2018 | Run-off | Accident Year - 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	419,593
Incurred losses and allocated loss adjustment expenses, net of reinsurance	415,829	439,396	462,858
IBNR losses and loss expenses, net of reinsurance	$ 38,688
Cumulative Number of Claims | claim	19,463
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 235,787	188,721	90,689
2018 | Run-off | Accident Year - 2014 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	65,049
Incurred losses and allocated loss adjustment expenses, net of reinsurance	52,797	57,163	66,346
IBNR losses and loss expenses, net of reinsurance	$ 17,605
Cumulative Number of Claims | claim	1,345
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 21,380	14,687	3,260
2018 | Run-off | Accident Year - 2014 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	66,562
Incurred losses and allocated loss adjustment expenses, net of reinsurance	68,535	74,947	80,896
IBNR losses and loss expenses, net of reinsurance	$ 5,802
Cumulative Number of Claims | claim	2,291
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 41,899	27,833	13,766
2018 | Run-off | Accident Year - 2014 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	116,677
Incurred losses and allocated loss adjustment expenses, net of reinsurance	84,459	90,902	103,761
IBNR losses and loss expenses, net of reinsurance	$ 5,243
Cumulative Number of Claims | claim	1,260
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 60,254	49,089	22,393
2018 | Run-off | Accident Year - 2014 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	88,173
Incurred losses and allocated loss adjustment expenses, net of reinsurance	114,621	107,411	111,193
IBNR losses and loss expenses, net of reinsurance	$ 11,523
Cumulative Number of Claims | claim	3,619
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 61,024	39,601	22,734
2018 | Run-off | Accident Year - 2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	365,429
Incurred losses and allocated loss adjustment expenses, net of reinsurance	496,187	480,093	483,489
IBNR losses and loss expenses, net of reinsurance	$ 62,476
Cumulative Number of Claims | claim	24,768
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 269,559	199,373	95,688
2018 | Run-off | Accident Year - 2015 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	38,851
Incurred losses and allocated loss adjustment expenses, net of reinsurance	33,253	35,235	39,379
IBNR losses and loss expenses, net of reinsurance	$ 13,026
Cumulative Number of Claims | claim	1,464
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 9,844	4,355	1,403
2018 | Run-off | Accident Year - 2015 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	79,191
Incurred losses and allocated loss adjustment expenses, net of reinsurance	109,694	104,790	94,124
IBNR losses and loss expenses, net of reinsurance	$ 14,188
Cumulative Number of Claims | claim	3,594
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 49,860	31,535	15,494
2018 | Run-off | Accident Year - 2015 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	135,855
Incurred losses and allocated loss adjustment expenses, net of reinsurance	132,165	132,167	133,493
IBNR losses and loss expenses, net of reinsurance	$ 15,246
Cumulative Number of Claims | claim	1,510
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 84,976	61,928	21,712
2018 | Run-off | Accident Year - 2015 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	47,337
Incurred losses and allocated loss adjustment expenses, net of reinsurance	85,394	81,272	100,975
IBNR losses and loss expenses, net of reinsurance	$ 15,074
Cumulative Number of Claims | claim	3,990
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 34,834	26,595	14,245
2018 | Run-off | Accident Year - 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	173,309
Incurred losses and allocated loss adjustment expenses, net of reinsurance	169,872	178,061	175,428
IBNR losses and loss expenses, net of reinsurance	$ 36,090
Cumulative Number of Claims | claim	2,026
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 93,705	63,982	6,854
2018 | Run-off | Accident Year - 2016 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	44,686
Incurred losses and allocated loss adjustment expenses, net of reinsurance	37,714	38,945	44,686
IBNR losses and loss expenses, net of reinsurance	$ 15,857
Cumulative Number of Claims | claim	892
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 7,176	3,666	0
2018 | Run-off | Accident Year - 2016 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	28,825
Incurred losses and allocated loss adjustment expenses, net of reinsurance	36,684	36,585	28,825
IBNR losses and loss expenses, net of reinsurance	$ 10,075
Cumulative Number of Claims | claim	253
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 18,916	14,109	0
2018 | Run-off | Accident Year - 2016 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	93,164
Incurred losses and allocated loss adjustment expenses, net of reinsurance	91,600	97,040	95,283
IBNR losses and loss expenses, net of reinsurance	$ 9,824
Cumulative Number of Claims | claim	732
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 65,287	43,851	6,854
2018 | Run-off | Accident Year - 2016 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0
2018 | Run-off | Accident Year - 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	207,040
Incurred losses and allocated loss adjustment expenses, net of reinsurance	204,490	205,466	207,190
IBNR losses and loss expenses, net of reinsurance	$ 55,056
Cumulative Number of Claims | claim	4,163
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 113,770	72,800	56
2018 | Run-off | Accident Year - 2017 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	52,360
Incurred losses and allocated loss adjustment expenses, net of reinsurance	45,529	49,156	52,360
IBNR losses and loss expenses, net of reinsurance	$ 23,004
Cumulative Number of Claims | claim	998
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 9,088	5,900	0
2018 | Run-off | Accident Year - 2017 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	37,209
Incurred losses and allocated loss adjustment expenses, net of reinsurance	43,174	41,664	37,209
IBNR losses and loss expenses, net of reinsurance	$ 14,554
Cumulative Number of Claims | claim	230
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 21,130	11,048	0
2018 | Run-off | Accident Year - 2017 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	100,321
Incurred losses and allocated loss adjustment expenses, net of reinsurance	102,038	99,135	100,471
IBNR losses and loss expenses, net of reinsurance	$ 16,628
Cumulative Number of Claims | claim	2,797
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 73,440	48,661	56
2018 | Run-off | Accident Year - 2017 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	0
2018 | Run-off | Accident Year - 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	315,659
Incurred losses and allocated loss adjustment expenses, net of reinsurance	282,279	285,038	315,659
IBNR losses and loss expenses, net of reinsurance	$ 53,287
Cumulative Number of Claims | claim	4,929
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 191,442	139,815	0
2018 | Run-off | Accident Year - 2018 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	65,075
Incurred losses and allocated loss adjustment expenses, net of reinsurance	59,768	60,923	65,075
IBNR losses and loss expenses, net of reinsurance	$ 19,310
Cumulative Number of Claims | claim	886
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 34,317	28,725	0
2018 | Run-off | Accident Year - 2018 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	39,888
Incurred losses and allocated loss adjustment expenses, net of reinsurance	39,157	40,753	39,888
IBNR losses and loss expenses, net of reinsurance	$ 11,605
Cumulative Number of Claims | claim	182
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 17,455	8,879	0
2018 | Run-off | Accident Year - 2018 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	180,471
Incurred losses and allocated loss adjustment expenses, net of reinsurance	160,143	157,556	180,471
IBNR losses and loss expenses, net of reinsurance	$ 21,609
Cumulative Number of Claims | claim	3,731
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 120,041	86,861	0
2018 | Run-off | Accident Year - 2018 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0	$ 0
2018 | Run-off | Accident Year - 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	68,041	68,271
IBNR losses and loss expenses, net of reinsurance	$ 9,762
Cumulative Number of Claims | claim	1,634
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 50,646	39,099
2018 | Run-off | Accident Year - 2019 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	21,417	20,889
IBNR losses and loss expenses, net of reinsurance	$ 4,445
Cumulative Number of Claims | claim	383
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 15,594	13,483
2018 | Run-off | Accident Year - 2019 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	6,187	6,767
IBNR losses and loss expenses, net of reinsurance	$ 394
Cumulative Number of Claims | claim	34
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 3,341	2,373
2018 | Run-off | Accident Year - 2019 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	39,647	39,757
IBNR losses and loss expenses, net of reinsurance	$ 4,955
Cumulative Number of Claims | claim	1,200
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 30,968	22,687
2018 | Run-off | Accident Year - 2019 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
2018 | Run-off | Accident Year - 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2018 | Run-off | Accident Year - 2020 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2018 | Run-off | Accident Year - 2020 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2018 | Run-off | Accident Year - 2020 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2018 | Run-off | Accident Year - 2020 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2019 | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	1,736,814
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,757,670
IBNR losses and loss expenses, net of reinsurance	$ 868,570
Cumulative Number of Claims | claim	194,706
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 418,235
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,339,435
2019 | Run-off | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	413,202
Incurred losses and allocated loss adjustment expenses, net of reinsurance	410,824
IBNR losses and loss expenses, net of reinsurance	$ 378,727
Cumulative Number of Claims | claim	28,720
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 23,386
Liabilities for unpaid losses and allocated LAE, net of reinsurance	387,438
2019 | Run-off | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	285,332
Incurred losses and allocated loss adjustment expenses, net of reinsurance	261,468
IBNR losses and loss expenses, net of reinsurance	$ 167,417
Cumulative Number of Claims | claim	10,378
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 42,473
Liabilities for unpaid losses and allocated LAE, net of reinsurance	218,995
2019 | Run-off | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	17,899
2019 | Run-off | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	130,906
2019 | Run-off | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	39,286
2019 | Run-off | Accident Year - 2010 and Prior
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	652,608
Incurred losses and allocated loss adjustment expenses, net of reinsurance	628,495	630,171
IBNR losses and loss expenses, net of reinsurance	$ 272,910
Cumulative Number of Claims | claim	74,742
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 106,195	26,817
2019 | Run-off | Accident Year - 2010 and Prior | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	5,860
Incurred losses and allocated loss adjustment expenses, net of reinsurance	4,551	4,420
IBNR losses and loss expenses, net of reinsurance	$ 1,938
Cumulative Number of Claims | claim	9,869
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 696	607
2019 | Run-off | Accident Year - 2010 and Prior | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	12,765
Incurred losses and allocated loss adjustment expenses, net of reinsurance	9,994	9,788
IBNR losses and loss expenses, net of reinsurance	$ 1,620
Cumulative Number of Claims | claim	1,424
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 2,894	2,230
2019 | Run-off | Accident Year - 2011
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	49,873
Incurred losses and allocated loss adjustment expenses, net of reinsurance	35,876	40,554
IBNR losses and loss expenses, net of reinsurance	$ 8,773
Cumulative Number of Claims | claim	15,218
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 8,100	4,786
2019 | Run-off | Accident Year - 2011 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	2,474
Incurred losses and allocated loss adjustment expenses, net of reinsurance	2,409	2,410
IBNR losses and loss expenses, net of reinsurance	$ 2,342
Cumulative Number of Claims | claim	1,082
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 23	22
2019 | Run-off | Accident Year - 2011 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	12,321
Incurred losses and allocated loss adjustment expenses, net of reinsurance	7,979	9,490
IBNR losses and loss expenses, net of reinsurance	$ 3,587
Cumulative Number of Claims | claim	796
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1,869	810
2019 | Run-off | Accident Year - 2012
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	73,098
Incurred losses and allocated loss adjustment expenses, net of reinsurance	49,349	54,301
IBNR losses and loss expenses, net of reinsurance	$ 12,905
Cumulative Number of Claims | claim	12,329
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 9,565	6,886
2019 | Run-off | Accident Year - 2012 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	6,280
Incurred losses and allocated loss adjustment expenses, net of reinsurance	6,176	6,176
IBNR losses and loss expenses, net of reinsurance	$ 6,991
Cumulative Number of Claims | claim	1,640
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 63	22
2019 | Run-off | Accident Year - 2012 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	18,107
Incurred losses and allocated loss adjustment expenses, net of reinsurance	13,786	14,471
IBNR losses and loss expenses, net of reinsurance	$ 8,214
Cumulative Number of Claims | claim	1,165
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 6,604	3,326
2019 | Run-off | Accident Year - 2013
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	112,031
Incurred losses and allocated loss adjustment expenses, net of reinsurance	88,066	93,213
IBNR losses and loss expenses, net of reinsurance	$ 29,931
Cumulative Number of Claims | claim	14,952
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 20,906	13,540
2019 | Run-off | Accident Year - 2013 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	16,738
Incurred losses and allocated loss adjustment expenses, net of reinsurance	15,980	18,339
IBNR losses and loss expenses, net of reinsurance	$ 14,415
Cumulative Number of Claims | claim	2,897
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 572	458
2019 | Run-off | Accident Year - 2013 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	23,750
Incurred losses and allocated loss adjustment expenses, net of reinsurance	20,960	18,230
IBNR losses and loss expenses, net of reinsurance	$ 8,897
Cumulative Number of Claims | claim	313
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 5,813	3,499
2019 | Run-off | Accident Year - 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	137,324
Incurred losses and allocated loss adjustment expenses, net of reinsurance	127,704	137,478
IBNR losses and loss expenses, net of reinsurance	$ 53,814
Cumulative Number of Claims | claim	17,624
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 47,310	28,188
2019 | Run-off | Accident Year - 2014 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	35,023
Incurred losses and allocated loss adjustment expenses, net of reinsurance	35,556	35,426
IBNR losses and loss expenses, net of reinsurance	$ 31,501
Cumulative Number of Claims | claim	3,410
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 3,443	3,080
2019 | Run-off | Accident Year - 2014 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	33,767
Incurred losses and allocated loss adjustment expenses, net of reinsurance	29,341	31,181
IBNR losses and loss expenses, net of reinsurance	$ 16,377
Cumulative Number of Claims | claim	905
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 8,155	3,878
2019 | Run-off | Accident Year - 2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	179,651
Incurred losses and allocated loss adjustment expenses, net of reinsurance	196,007	188,833
IBNR losses and loss expenses, net of reinsurance	$ 80,816
Cumulative Number of Claims | claim	25,081
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 63,994	33,417
2019 | Run-off | Accident Year - 2015 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	57,194
Incurred losses and allocated loss adjustment expenses, net of reinsurance	57,314	56,171
IBNR losses and loss expenses, net of reinsurance	$ 48,840
Cumulative Number of Claims | claim	4,802
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 6,325	3,549
2019 | Run-off | Accident Year - 2015 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	58,818
Incurred losses and allocated loss adjustment expenses, net of reinsurance	41,158	45,936
IBNR losses and loss expenses, net of reinsurance	$ 18,055
Cumulative Number of Claims | claim	2,003
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 5,121	4,421
2019 | Run-off | Accident Year - 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	253,099
Incurred losses and allocated loss adjustment expenses, net of reinsurance	260,473	295,011
IBNR losses and loss expenses, net of reinsurance	$ 118,653
Cumulative Number of Claims | claim	32,057
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 84,592	56,125
2019 | Run-off | Accident Year - 2016 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	87,702
Incurred losses and allocated loss adjustment expenses, net of reinsurance	84,862	85,530
IBNR losses and loss expenses, net of reinsurance	$ 70,769
Cumulative Number of Claims | claim	4,829
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 12,137	7,337
2019 | Run-off | Accident Year - 2016 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	48,606
Incurred losses and allocated loss adjustment expenses, net of reinsurance	58,061	64,159
IBNR losses and loss expenses, net of reinsurance	$ 32,692
Cumulative Number of Claims | claim	3,134
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 10,723	4,894
2019 | Run-off | Accident Year - 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	116,386
Incurred losses and allocated loss adjustment expenses, net of reinsurance	116,386	116,386
IBNR losses and loss expenses, net of reinsurance	$ 116,386
Cumulative Number of Claims | claim	2
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
2019 | Run-off | Accident Year - 2017 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	84,197
Incurred losses and allocated loss adjustment expenses, net of reinsurance	84,197	84,197
IBNR losses and loss expenses, net of reinsurance	$ 84,197
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
2019 | Run-off | Accident Year - 2017 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	32,188
Incurred losses and allocated loss adjustment expenses, net of reinsurance	32,188	32,188
IBNR losses and loss expenses, net of reinsurance	$ 32,188
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
2019 | Run-off | Accident Year - 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	162,744
Incurred losses and allocated loss adjustment expenses, net of reinsurance	162,744	162,744
IBNR losses and loss expenses, net of reinsurance	$ 162,744
Cumulative Number of Claims | claim	2
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
2019 | Run-off | Accident Year - 2018 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	117,734
Incurred losses and allocated loss adjustment expenses, net of reinsurance	117,734	117,734
IBNR losses and loss expenses, net of reinsurance	$ 117,734
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
2019 | Run-off | Accident Year - 2018 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	45,010
Incurred losses and allocated loss adjustment expenses, net of reinsurance	45,010	45,010
IBNR losses and loss expenses, net of reinsurance	$ 45,010
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
2019 | Run-off | Accident Year - 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	64,595	54,571
IBNR losses and loss expenses, net of reinsurance	$ 6,155
Cumulative Number of Claims | claim	1,679
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 55,912	25,595
2019 | Run-off | Accident Year - 2019 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0	0
2019 | Run-off | Accident Year - 2019 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,873	1,750
IBNR losses and loss expenses, net of reinsurance	$ 510
Cumulative Number of Claims | claim	225
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 841	$ 0
2019 | Run-off | Accident Year - 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	27,975
IBNR losses and loss expenses, net of reinsurance	$ 5,483
Cumulative Number of Claims | claim	1,020
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 21,661
2019 | Run-off | Accident Year - 2020 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	2,045
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	189
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 127
2019 | Run-off | Accident Year - 2020 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,118
IBNR losses and loss expenses, net of reinsurance	$ 267
Cumulative Number of Claims | claim	411
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 453
2020 | Run-off
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	2,142,407
Incurred losses and allocated loss adjustment expenses, net of reinsurance	2,217,299
IBNR losses and loss expenses, net of reinsurance	$ 1,455,605
Cumulative Number of Claims | claim	9,408
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 253,537
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,963,762
2020 | Run-off | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	199,864
2020 | Run-off | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	1,127,100
Incurred losses and allocated loss adjustment expenses, net of reinsurance	1,114,900
IBNR losses and loss expenses, net of reinsurance	$ 924,349
Cumulative Number of Claims | claim	2,587
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 36,992
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,077,908
2020 | Run-off | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	455,000
Incurred losses and allocated loss adjustment expenses, net of reinsurance	628,296
IBNR losses and loss expenses, net of reinsurance	$ 187,284
Cumulative Number of Claims | claim	3,543
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 205,975
Liabilities for unpaid losses and allocated LAE, net of reinsurance	422,321
2020 | Run-off | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	235,979
Incurred losses and allocated loss adjustment expenses, net of reinsurance	235,994
IBNR losses and loss expenses, net of reinsurance	$ 217,024
Cumulative Number of Claims | claim	401
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 3,060
Liabilities for unpaid losses and allocated LAE, net of reinsurance	232,934
2020 | Run-off | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	10,887
2020 | Run-off | Accident Year - 2010 and Prior
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	256,228
Incurred losses and allocated loss adjustment expenses, net of reinsurance	169,601
IBNR losses and loss expenses, net of reinsurance	$ 91,688
Cumulative Number of Claims | claim	47
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 2,310
2020 | Run-off | Accident Year - 2010 and Prior | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	43,511
Incurred losses and allocated loss adjustment expenses, net of reinsurance	43,849
IBNR losses and loss expenses, net of reinsurance	$ 36,455
Cumulative Number of Claims | claim	36
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 522
2020 | Run-off | Accident Year - 2010 and Prior | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2020 | Run-off | Accident Year - 2010 and Prior | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	4,680
Incurred losses and allocated loss adjustment expenses, net of reinsurance	4,678
IBNR losses and loss expenses, net of reinsurance	$ 4,679
Cumulative Number of Claims | claim	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2020 | Run-off | Accident Year - 2011
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	26,488
Incurred losses and allocated loss adjustment expenses, net of reinsurance	26,983
IBNR losses and loss expenses, net of reinsurance	$ 25,162
Cumulative Number of Claims | claim	36
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 54
2020 | Run-off | Accident Year - 2011 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	26,434
Incurred losses and allocated loss adjustment expenses, net of reinsurance	26,928
IBNR losses and loss expenses, net of reinsurance	$ 25,133
Cumulative Number of Claims | claim	29
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 54
2020 | Run-off | Accident Year - 2011 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2020 | Run-off | Accident Year - 2011 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	44
Incurred losses and allocated loss adjustment expenses, net of reinsurance	44
IBNR losses and loss expenses, net of reinsurance	$ 44
Cumulative Number of Claims | claim	3
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2020 | Run-off | Accident Year - 2012
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	58,128
Incurred losses and allocated loss adjustment expenses, net of reinsurance	58,241
IBNR losses and loss expenses, net of reinsurance	$ 53,749
Cumulative Number of Claims | claim	74
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 601
2020 | Run-off | Accident Year - 2012 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	55,478
Incurred losses and allocated loss adjustment expenses, net of reinsurance	55,591
IBNR losses and loss expenses, net of reinsurance	$ 51,130
Cumulative Number of Claims | claim	60
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 601
2020 | Run-off | Accident Year - 2012 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2020 | Run-off | Accident Year - 2012 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	2,593
Incurred losses and allocated loss adjustment expenses, net of reinsurance	2,593
IBNR losses and loss expenses, net of reinsurance	$ 2,584
Cumulative Number of Claims | claim	4
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2020 | Run-off | Accident Year - 2013
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	68,683
Incurred losses and allocated loss adjustment expenses, net of reinsurance	63,922
IBNR losses and loss expenses, net of reinsurance	$ 47,944
Cumulative Number of Claims | claim	140
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 4,283
2020 | Run-off | Accident Year - 2013 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	60,872
Incurred losses and allocated loss adjustment expenses, net of reinsurance	56,111
IBNR losses and loss expenses, net of reinsurance	$ 41,186
Cumulative Number of Claims | claim	122
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 3,258
2020 | Run-off | Accident Year - 2013 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2020 | Run-off | Accident Year - 2013 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	7,791
Incurred losses and allocated loss adjustment expenses, net of reinsurance	7,791
IBNR losses and loss expenses, net of reinsurance	$ 6,745
Cumulative Number of Claims | claim	6
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1,025
2020 | Run-off | Accident Year - 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	100,054
Incurred losses and allocated loss adjustment expenses, net of reinsurance	102,600
IBNR losses and loss expenses, net of reinsurance	$ 83,249
Cumulative Number of Claims | claim	201
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 5,975
2020 | Run-off | Accident Year - 2014 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	87,620
Incurred losses and allocated loss adjustment expenses, net of reinsurance	90,182
IBNR losses and loss expenses, net of reinsurance	$ 71,022
Cumulative Number of Claims | claim	185
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 5,983
2020 | Run-off | Accident Year - 2014 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2020 | Run-off | Accident Year - 2014 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	11,949
Incurred losses and allocated loss adjustment expenses, net of reinsurance	11,949
IBNR losses and loss expenses, net of reinsurance	$ 11,947
Cumulative Number of Claims | claim	4
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2020 | Run-off | Accident Year - 2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	161,383
Incurred losses and allocated loss adjustment expenses, net of reinsurance	161,352
IBNR losses and loss expenses, net of reinsurance	$ 113,476
Cumulative Number of Claims | claim	384
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 12,253
2020 | Run-off | Accident Year - 2015 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	140,583
Incurred losses and allocated loss adjustment expenses, net of reinsurance	139,947
IBNR losses and loss expenses, net of reinsurance	$ 96,032
Cumulative Number of Claims | claim	280
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 10,230
2020 | Run-off | Accident Year - 2015 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	2,397
Incurred losses and allocated loss adjustment expenses, net of reinsurance	3,018
IBNR losses and loss expenses, net of reinsurance	$ 603
Cumulative Number of Claims | claim	19
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 2,012
2020 | Run-off | Accident Year - 2015 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	16,120
Incurred losses and allocated loss adjustment expenses, net of reinsurance	16,120
IBNR losses and loss expenses, net of reinsurance	$ 15,769
Cumulative Number of Claims | claim	4
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 6
2020 | Run-off | Accident Year - 2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	210,661
Incurred losses and allocated loss adjustment expenses, net of reinsurance	205,305
IBNR losses and loss expenses, net of reinsurance	$ 120,481
Cumulative Number of Claims | claim	816
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 33,985
2020 | Run-off | Accident Year - 2016 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	142,395
Incurred losses and allocated loss adjustment expenses, net of reinsurance	143,156
IBNR losses and loss expenses, net of reinsurance	$ 100,293
Cumulative Number of Claims | claim	394
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 9,125
2020 | Run-off | Accident Year - 2016 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	48,505
Incurred losses and allocated loss adjustment expenses, net of reinsurance	42,420
IBNR losses and loss expenses, net of reinsurance	$ 2,779
Cumulative Number of Claims | claim	221
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 24,804
2020 | Run-off | Accident Year - 2016 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	16,259
Incurred losses and allocated loss adjustment expenses, net of reinsurance	16,216
IBNR losses and loss expenses, net of reinsurance	$ 16,053
Cumulative Number of Claims | claim	9
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1
2020 | Run-off | Accident Year - 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	316,751
Incurred losses and allocated loss adjustment expenses, net of reinsurance	342,330
IBNR losses and loss expenses, net of reinsurance	$ 168,832
Cumulative Number of Claims | claim	1,770
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 73,001
2020 | Run-off | Accident Year - 2017 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	142,862
Incurred losses and allocated loss adjustment expenses, net of reinsurance	137,097
IBNR losses and loss expenses, net of reinsurance	$ 112,135
Cumulative Number of Claims | claim	439
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 4,149
2020 | Run-off | Accident Year - 2017 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	154,070
Incurred losses and allocated loss adjustment expenses, net of reinsurance	185,445
IBNR losses and loss expenses, net of reinsurance	$ 38,279
Cumulative Number of Claims | claim	1,099
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 68,712
2020 | Run-off | Accident Year - 2017 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	17,212
Incurred losses and allocated loss adjustment expenses, net of reinsurance	17,206
IBNR losses and loss expenses, net of reinsurance	$ 16,906
Cumulative Number of Claims | claim	41
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 5
2020 | Run-off | Accident Year - 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	432,590
Incurred losses and allocated loss adjustment expenses, net of reinsurance	575,706
IBNR losses and loss expenses, net of reinsurance	$ 305,471
Cumulative Number of Claims | claim	3,108
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 111,871
2020 | Run-off | Accident Year - 2018 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	141,803
Incurred losses and allocated loss adjustment expenses, net of reinsurance	138,267
IBNR losses and loss expenses, net of reinsurance	$ 133,942
Cumulative Number of Claims | claim	316
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 400
2020 | Run-off | Accident Year - 2018 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	250,028
Incurred losses and allocated loss adjustment expenses, net of reinsurance	397,413
IBNR losses and loss expenses, net of reinsurance	$ 145,623
Cumulative Number of Claims | claim	2,204
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 110,447
2020 | Run-off | Accident Year - 2018 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	25,323
Incurred losses and allocated loss adjustment expenses, net of reinsurance	25,290
IBNR losses and loss expenses, net of reinsurance	$ 19,209
Cumulative Number of Claims | claim	115
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 475
2020 | Run-off | Accident Year - 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	344,495
Incurred losses and allocated loss adjustment expenses, net of reinsurance	343,168
IBNR losses and loss expenses, net of reinsurance	$ 301,463
Cumulative Number of Claims | claim	1,351
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1,509
2020 | Run-off | Accident Year - 2019 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	202,521
Incurred losses and allocated loss adjustment expenses, net of reinsurance	201,174
IBNR losses and loss expenses, net of reinsurance	$ 179,284
Cumulative Number of Claims | claim	388
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 203
2020 | Run-off | Accident Year - 2019 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2020 | Run-off | Accident Year - 2019 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	99,460
Incurred losses and allocated loss adjustment expenses, net of reinsurance	99,350
IBNR losses and loss expenses, net of reinsurance	$ 92,944
Cumulative Number of Claims | claim	135
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 410
2020 | Run-off | Accident Year - 2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	166,946
Incurred losses and allocated loss adjustment expenses, net of reinsurance	168,091
IBNR losses and loss expenses, net of reinsurance	$ 144,090
Cumulative Number of Claims | claim	1,481
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 7,695
2020 | Run-off | Accident Year - 2020 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	83,021
Incurred losses and allocated loss adjustment expenses, net of reinsurance	82,598
IBNR losses and loss expenses, net of reinsurance	$ 77,737
Cumulative Number of Claims | claim	338
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 2,467
2020 | Run-off | Accident Year - 2020 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	0
Incurred losses and allocated loss adjustment expenses, net of reinsurance	0
IBNR losses and loss expenses, net of reinsurance	$ 0
Cumulative Number of Claims | claim	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 0
2020 | Run-off | Accident Year - 2020 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Total Net Reserves Acquired	34,548
Incurred losses and allocated loss adjustment expenses, net of reinsurance	34,757
IBNR losses and loss expenses, net of reinsurance	$ 30,144
Cumulative Number of Claims | claim	79
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance	$ 1,138